DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communications - 10.3%
Alphabet, Inc. - Class A	117,912	$ 36,906,456
Meta Platforms, Inc. - Class A	64,565	42,618,711
Spotify Technology S.A. (a)	39,591	22,990,889
Uber Technologies, Inc. (a)	313,270	25,597,292
		128,113,348
Consumer Discretionary - 9.0%
Amazon.com, Inc. (a)	301,467	69,584,613
Home Depot, Inc. (The)	35,360	12,167,376
TJX Companies, Inc. (The)	195,356	30,008,635
		111,760,624
Consumer Staples - 1.6%
Costco Wholesale Corporation	22,961	19,800,189

Energy - 2.1%
EOG Resources, Inc.	251,952	26,457,480

Financials - 12.8%
Aon plc - Class A	61,391	21,663,656
Berkshire Hathaway, Inc. - Class B (a)	49,522	24,892,233
Brookfield Corporation	1,471,357	67,520,573
Intercontinental Exchange, Inc.	153,815	24,911,877
Markel Group, Inc. (a)	9,263	19,912,208
		158,900,547
Health Care - 12.8%
Abbott Laboratories	183,874	23,037,574
Danaher Corporation	150,801	34,521,365
Intuitive Surgical, Inc. (a)	38,285	21,683,093
Novo Nordisk A/S - ADR	398,563	20,278,885
UnitedHealth Group, Inc.	111,311	36,744,874
Vertex Pharmaceuticals, Inc. (a)	49,884	22,615,410
		158,881,201
Industrials - 11.6%
Cintas Corporation	101,703	19,127,283
Quanta Services, Inc.	57,908	24,440,651
Republic Services, Inc.	80,582	17,077,743
Rockwell Automation, Inc.	100,505	39,103,481
Trane Technologies plc	45,871	17,852,993
Union Pacific Corporation	116,869	27,034,137
		144,636,288

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Materials - 4.5%
Martin Marietta Materials, Inc.	49,805	$ 31,011,581
Sherwin-Williams Company (The)	78,158	25,325,537
		56,337,118
Technology - 32.0%
Accenture plc - Class A	75,471	20,248,869
Adobe, Inc. (a)	55,750	19,511,943
Analog Devices, Inc.	117,206	31,786,267
Apple, Inc.	142,574	38,760,168
Broadcom, Inc.	104,474	36,158,452
Marvell Technology, Inc.	220,132	18,706,817
Mastercard, Inc. - Class A	61,617	35,175,913
Microsoft Corporation	128,742	62,262,206
NVIDIA Corporation	358,232	66,810,268
Palo Alto Networks, Inc. (a)	105,982	19,521,884
ServiceNow, Inc. (a)	133,720	20,484,567
Visa, Inc. - Class A	80,027	28,066,269
		397,493,623

Total Common Stocks (Cost $653,729,487)		$ 1,202,380,418

MONEY MARKET FUNDS - 3.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $41,732,405)	41,732,405	$ 41,732,405

Total Investments at Value - 100.0% (Cost $695,461,892)		$ 1,244,112,823

Liabilities in Excess of Other Assets - (0.0%) (c)		(493,632)

Net Assets - 100.0%		$ 1,243,619,191

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communications - 2.5%
Comcast Corporation - Class A	827,322	$ 24,728,655

Consumer Discretionary - 5.3%
Genuine Parts Company	114,184	14,040,065
Lowe's Companies, Inc.	75,071	18,104,122
McDonald's Corporation	67,919	20,758,084
		52,902,271
Consumer Staples - 6.1%
Anheuser-Busch InBev S.A./N.V. - ADR	504,125	32,284,165
PepsiCo, Inc.	97,080	13,932,922
Philip Morris International, Inc.	88,820	14,246,728
		60,463,815
Energy - 9.0%
Chevron Corporation	210,481	32,079,409
Enbridge, Inc.	415,078	19,853,181
Exxon Mobil Corporation	130,485	15,702,565
SLB Ltd.	573,631	22,015,958
		89,651,113
Financials - 24.3%
Berkshire Hathaway, Inc. - Class B (a)	42,548	21,386,752
Brookfield Asset Management Ltd. - Class A	503,572	26,382,137
Brookfield Corporation	544,600	24,991,694
Citigroup, Inc.	230,835	26,936,136
F&G Annuities & Life, Inc.	16,098	496,631
Fairfax Financial Holdings Ltd.	15,651	29,862,359
Fidelity National Financial, Inc.	268,304	14,646,715
JPMorgan Chase & Company	89,614	28,875,423
Markel Group, Inc. (a)	11,438	24,587,697
Marsh & McLennan Companies, Inc.	104,285	19,346,953
Wells Fargo & Company	255,757	23,836,552
		241,349,049
Health Care - 17.6%
Becton, Dickinson and Company	150,856	29,276,624
Elevance Health, Inc.	72,133	25,286,223
Johnson & Johnson	196,306	40,625,527
Medtronic plc	252,099	24,216,630
Novo Nordisk A/S - ADR	256,065	13,028,587
Sanofi - ADR	452,417	21,924,128
UnitedHealth Group, Inc.	61,781	20,394,526
		174,752,245

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.1% (Continued)	Shares	Value
Industrials - 17.2%
FedEx Corporation	51,370	$ 14,838,738
Johnson Controls International plc	182,612	21,867,787
L3Harris Technologies, Inc.	123,595	36,283,784
Norfolk Southern Corporation	90,814	26,219,818
TE Connectivity plc	144,697	32,920,014
United Parcel Service, Inc. - Class B	175,884	17,445,934
Watsco, Inc.	65,067	21,924,326
		171,500,401
Materials - 2.2%
Avery Dennison Corporation	69,142	12,575,547
Eastman Chemical Company	154,309	9,849,543
		22,425,090
Real Estate - 5.3%
American Tower Corporation	179,213	31,464,426
Lamar Advertising Company - Class A	166,231	21,041,520
		52,505,946
Technology - 2.1%
Accenture plc - Class A	79,532	21,338,436

Utilities - 3.5%
NextEra Energy, Inc.	435,887	34,993,008

Total Common Stocks (Cost $685,966,206)		$ 946,610,029

MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $47,748,249)	47,748,249	$ 47,748,249

Total Investments at Value - 99.9% (Cost $733,714,455)		$ 994,358,278

Other Assets in Excess of Liabilities - 0.1%		735,825

Net Assets - 100.0%		$ 995,094,103

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Communications - 1.5%
Take-Two Interactive Software, Inc. (a)	48,112	$ 12,318,115

Consumer Discretionary - 20.3%
Caesars Entertainment, Inc. (a)	963,710	22,541,177
DraftKings, Inc. - Class A (a)	1,162,825	40,070,949
Live Nation Entertainment, Inc. (a)	322,294	45,926,895
Mobileye Global, Inc. - Class A (a)	758,723	7,921,068
O'Reilly Automotive, Inc. (a)	338,801	30,902,039
Wynn Resorts Ltd.	149,832	18,029,285
		165,391,413
Consumer Staples - 2.6%
Casey's General Stores, Inc.	38,616	21,343,449

Financials - 21.7%
Brookfield Asset Management Ltd. - Class A	434,615	22,769,480
Brookfield Corporation	780,144	35,800,808
Fairfax Financial Holdings Ltd.	18,629	35,544,430
Kinsale Capital Group, Inc.	126,673	49,544,344
Markel Group, Inc. (a)	15,456	33,224,990
		176,884,052
Health Care - 13.3%
Agilent Technologies, Inc.	105,264	14,323,273
Align Technology, Inc. (a)	191,866	29,959,876
Cooper Companies, Inc. (The) (a)	248,021	20,327,801
Elevance Health, Inc.	69,063	24,210,035
Enovis Corporation (a)	723,780	19,281,499
		108,102,484
Industrials - 20.0%
Carrier Global Corporation	377,403	19,941,974
Clean Harbors, Inc. (a)	185,909	43,591,942
ESAB Corporation	293,047	32,739,211
Generac Holdings, Inc. (a)	118,853	16,207,984
Watsco, Inc.	60,217	20,290,118
Xylem, Inc.	220,599	30,041,172
		162,812,401
Materials - 7.4%
Martin Marietta Materials, Inc.	58,260	36,276,171
Sherwin-Williams Company (The)	73,687	23,876,799
		60,152,970

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Real Estate - 4.9%
American Tower Corporation	123,670	$ 21,712,742
Lamar Advertising Company - Class A	140,427	17,775,250
		39,487,992
Technology - 3.2%
Okta, Inc. (a)	303,510	26,244,510

Total Common Stocks (Cost $547,193,092)		$ 772,737,386

MONEY MARKET FUNDS - 5.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $41,473,860)	41,473,860	$ 41,473,860

Total Investments at Value - 100.0% (Cost $588,666,952)		$ 814,211,246

Liabilities in Excess of Other Assets - (0.0%) (c)		(165,382)

Net Assets - 100.0%		$ 814,045,864

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 6.9%
Cable One, Inc.	164,410	$ 18,553,669
DigitalBridge Group, Inc.	190,880	2,928,099
Liberty Live Holdings, Inc. - Class C (a)	166,476	13,844,144
Stubhub Holdings, Inc. - Class A (a)	728,253	9,853,263
		45,179,175
Consumer Discretionary - 21.2%
Caesars Entertainment, Inc. (a)	1,290,792	30,191,625
DraftKings, Inc. - Class A (a)	306,877	10,574,981
Golden Entertainment, Inc.	340,691	9,263,388
Monarch Casino & Resort, Inc.	599,107	57,334,540
OneSpaWorld Holdings Ltd.	1,487,477	30,850,273
		138,214,807
Consumer Staples - 3.3%
J & J Snack Foods Corporation	233,396	21,091,997

Energy - 6.0%
California Resources Corporation	752,703	33,653,351
CNX Resources Corporation (a)	148,470	5,459,242
		39,112,593
Financials - 14.7%
Atlantic Union Bankshares Corporation	511,882	18,069,435
Bowhead Specialty Holdings, Inc. (a)	274,784	7,842,335
Kinsale Capital Group, Inc.	113,098	44,234,890
Stewart Information Services Corporation	364,909	25,638,506
		95,785,166
Health Care - 8.4%
Enovis Corporation (a)	1,118,443	29,795,322
HealthEquity, Inc. (a)	274,228	25,122,027
		54,917,349
Industrials - 26.8%
Cognex Corporation	477,627	17,185,019
ESAB Corporation	339,323	37,909,166
Generac Holdings, Inc. (a)	141,854	19,344,630
Hexcel Corporation	391,528	28,933,919
Janus International Group, Inc. (a)	2,278,701	14,902,705
Kirby Corporation (a)	248,234	27,350,422
Verra Mobility Corporation - Class A (a)	1,294,580	29,011,538
		174,637,399
Materials - 4.7%
NewMarket Corporation	15,333	10,537,758

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Materials - 4.7% (Continued)
Trex Company, Inc. (a)	564,680	$ 19,808,974
		30,346,732
Real Estate - 4.9%
Americold Realty Trust, Inc.	2,498,890	32,135,725

Total Common Stocks (Cost $579,695,092)		$ 631,420,943

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $19,573,941)	19,573,941	$ 19,573,941

Total Investments at Value - 99.9% (Cost $599,269,033)		$ 650,994,884

Other Assets in Excess of Liabilities - 0.1%		526,190

Net Assets - 100.0%		$ 651,521,074

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 54.6%	Shares	Value
Communications - 1.4%
Comcast Corporation - Class A	124,487	$ 3,720,917

Consumer Discretionary - 2.9%
Genuine Parts Company	17,247	2,120,691
Lowe's Companies, Inc.	11,344	2,735,719
McDonald's Corporation	9,828	3,003,732
		7,860,142
Consumer Staples - 4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	74,741	4,786,414
PepsiCo, Inc.	14,405	2,067,405
Philip Morris International, Inc.	13,175	2,113,270
Smithfield Foods, Inc.	104,000	2,322,320
		11,289,409
Energy - 5.9%
Chevron Corporation	31,803	4,847,095
Enbridge, Inc.	60,275	2,882,953
Enterprise Products Partners, L.P.	87,000	2,789,220
Exxon Mobil Corporation	19,361	2,329,903
SLB Ltd.	86,921	3,336,028
		16,185,199
Financials - 13.0%
Berkshire Hathaway, Inc. - Class B (a)	6,141	3,086,774
Brookfield Asset Management Ltd. - Class A	76,217	3,993,009
Brookfield Corporation	80,532	3,695,613
Citigroup, Inc.	33,536	3,913,316
F&G Annuities & Life, Inc.	2,345	72,333
Fairfax Financial Holdings Ltd.	2,340	4,464,758
Fidelity National Financial, Inc.	39,078	2,133,268
JPMorgan Chase & Company	13,486	4,345,459
Markel Group, Inc. (a)	1,665	3,579,167
Marsh & McLennan Companies, Inc.	15,464	2,868,881
Wells Fargo & Company	37,851	3,527,713
		35,680,291
Health Care - 9.5%
Becton, Dickinson and Company	23,020	4,467,491
Elevance Health, Inc.	10,726	3,759,999
Johnson & Johnson	28,470	5,891,867
Medtronic plc	36,857	3,540,484
Novo Nordisk A/S - ADR	37,975	1,932,168
Sanofi - ADR	68,467	3,317,911

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 54.6% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
UnitedHealth Group, Inc.	9,182	$ 3,031,070
		25,940,990
Industrials - 9.2%
FedEx Corporation	7,451	2,152,296
Johnson Controls International plc	28,026	3,356,114
L3Harris Technologies, Inc.	18,428	5,409,908
Norfolk Southern Corporation	13,517	3,902,628
TE Connectivity plc	20,730	4,716,282
United Parcel Service, Inc. - Class B	26,017	2,580,626
Watsco, Inc.	9,654	3,252,915
		25,370,769
Materials - 1.2%
Avery Dennison Corporation	10,339	1,880,457
Eastman Chemical Company	23,036	1,470,388
		3,350,845
Real Estate - 2.8%
American Tower Corporation	26,593	4,668,933
Lamar Advertising Company - Class A	24,867	3,147,665
		7,816,598
Technology - 1.2%
Accenture plc - Class A	11,789	3,162,989

Utilities - 3.4%
Brookfield Infrastructure Partners, L.P.	61,867	2,149,260
Brookfield Renewable Partners, L.P.	76,999	2,076,663
NextEra Energy, Inc.	63,059	5,062,376
		9,288,299

Total Common Stocks (Cost $112,233,499)		$ 149,666,448

FIXED RATE CORPORATE BONDS - 22.6%	Par Value	Value
Communications - 1.9%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 5,145,197

Consumer Staples - 2.1%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,552,738
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,137,054
		5,689,792

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 22.6% (Continued)	Par Value	Value
Energy - 5.9%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	$ 2,200,000	$ 2,208,241
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	3,032,882
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,251,505
Occidental Petroleum Corporation,
5.000%, due 08/01/2027	2,000,000	2,036,576
5.550%, due 10/01/2034	3,500,000	3,571,008
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,016,611
		16,116,823
Financials - 3.6%
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,074,461
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,791,182
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,086,340
		9,951,983
Health Care - 4.1%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	1,475,000	1,615,042
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,655,934
Merck & Company, Inc.,
4.450%, due 12/04/2032	3,581,000	3,592,425
4.500%, due 05/17/2033	2,490,000	2,517,319
		11,380,720
Industrials - 0.7%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,047,539

Materials - 2.3%
Ferguson Enterprises, Inc., 4.350%, due 03/15/2031	3,200,000	3,191,789
Sherwin-Williams Company (The), 4.300%, due 08/15/2028	3,000,000	3,019,393
		6,211,182
Technology - 2.0%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,314,995
Paychex, Inc., 5.100%, due 04/15/2030	3,000,000	3,091,166
		5,406,161

Total Fixed Rate Corporate Bonds (Cost $60,679,700)		$ 61,949,397

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 0.9%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds,
4.800%, due 03/01/2033 (Cost $2,523,121)	$ 2,455,000	$ 2,528,395

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%	Par Value	Value
Federal Farm Credit Bank - 7.6%
4.940%, due 03/24/2034	$ 5,000,000	$ 4,997,881
5.550%, due 01/02/2035	1,000,000	1,000,000
5.030%, due 10/15/2035	5,000,000	4,994,093
5.000%, due 10/29/2035	5,000,000	4,990,752
5.330%, due 10/17/2039	5,000,000	4,995,714
		20,978,440
Federal Home Loan Bank - 3.4%
5.250%, due 03/20/2035	5,000,000	5,013,212
5.150%, due 06/04/2038	2,750,000	2,749,447
5.550%, due 09/12/2039	1,500,000	1,499,246
		9,261,905

Total U.S. Government & Agency Obligations (Cost $30,183,768)		$ 30,240,345

U.S. TREASURY OBLIGATIONS - 1.6%	Par Value	Value
U.S. Treasury Notes - 1.6%
4.875%, due 04/30/2026	$ 2,500,000	$ 2,510,156
3.875%, due 08/15/2033	2,000,000	1,986,797
Total U.S. Treasury Obligations (Cost $4,381,320)		$ 4,496,953

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $24,165,982)	24,165,982	$ 24,165,982

Total Investments at Value - 99.5% (Cost $234,167,390)		$ 273,047,520

Other Assets in Excess of Liabilities - 0.5%		1,309,604

Net Assets - 100.0%		$ 274,357,124

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communications - 1.7%
Charter Communications, Inc. - Class A (a)	7,000	$ 1,461,250

Consumer Discretionary - 10.1%
Builders FirstSource, Inc. (a)	16,000	1,646,240
DraftKings, Inc. - Class A (a)	40,000	1,378,400
LKQ Corporation	45,000	1,359,000
NIKE, Inc. - Class B	41,500	2,643,965
Wynn Resorts Ltd.	13,000	1,564,290
		8,591,895
Consumer Staples - 2.2%
Darling Ingredients, Inc. (a)	53,000	1,908,000

Energy - 3.7%
ConocoPhillips	34,000	3,182,740

Financials - 6.8%
Aon plc - Class A	7,300	2,576,024
Charles Schwab Corporation (The)	32,500	3,247,075
		5,823,099
Health Care - 15.6%
Align Technology, Inc. (a)	14,000	2,186,100
Becton, Dickinson and Company	11,000	2,134,770
Cooper Companies, Inc. (The) (a)	32,500	2,663,700
Elevance Health, Inc.	7,000	2,453,850
Eli Lilly & Company	1,300	1,397,084
Zimmer Biomet Holdings, Inc.	28,000	2,517,760
		13,353,264
Industrials - 24.0%
Amphenol Corporation - Class A	16,000	2,162,240
Carrier Global Corporation	33,500	1,770,140
Clean Harbors, Inc. (a)	11,000	2,579,280
Eaton Corporation plc	7,500	2,388,825
Emerson Electric Company	18,000	2,388,960
FedEx Corporation	7,000	2,022,020
Hexcel Corporation	33,000	2,438,700
Keysight Technologies, Inc. (a)	14,000	2,844,660
United Parcel Service, Inc. - Class B	20,000	1,983,800
		20,578,625
Materials - 8.2%
Corteva, Inc.	27,500	1,843,325

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.8% (Continued)	Shares	Value
Materials - 8.2% (Continued)
International Flavors & Fragrances, Inc.	37,500	$ 2,527,125
Martin Marietta Materials, Inc.	4,300	2,677,438
		7,047,888
Technology - 21.2%
Applied Materials, Inc.	8,500	2,184,415
Booz Allen Hamilton Holding Corporation	20,000	1,687,200
Leidos Holdings, Inc.	9,000	1,623,600
Marvell Technology, Inc.	30,000	2,549,400
Mastercard, Inc. - Class A	4,800	2,740,224
MSCI, Inc.	4,700	2,696,531
TransUnion	26,000	2,229,500
Zebra Technologies Corporation - Class A (a)	10,000	2,428,200
		18,139,070
Utilities - 3.3%
NextEra Energy, Inc.	35,000	2,809,800

Total Common Stocks (Cost $75,112,002)		$ 82,895,631

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (b) (Cost $2,727,428)	2,727,428	$ 2,727,428

Total Investments at Value - 100.0% (Cost $77,839,430)		$ 85,623,059

Other Assets in Excess of Liabilities - 0.0% (c)		10,556

Net Assets - 100.0%		$ 85,633,615

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.
(c)	Percentage rounds to less than 0.1%.